Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accruals and other liabilities

Note 14 - Accruals and other liabilities

Accruals and other liabilities consist of the following:

	As of December 31,
	2018	2017

Accrued salaries and welfare expenses	$4,245,829	$4,247,903
Accrued general and administrative expenses	5,554,867	951,578
	$9,800,696	$5,199,481